Schedule of Balance Sheet Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jan. 01, 2012
ASSETS
Total current assets	$ 2,924,489	$ 2,219,287
Intangible assets, net	1,290,087	1,111,041
Goodwill	3,955,901	3,663,674	$ 3,015,670
Other assets, net	850,061	745,479
TOTAL ASSETS	9,020,538	7,739,481
LIABILITIES AND STOCKHOLDERS' EQUITY
Total current liabilities	4,186,615	3,294,381
Long-term debt	1,746,787	1,249,412
Other liabilities	633,334	571,832
Redeemable noncontrolling interests	560,073	364,871	13,473	$ 13,952
Stockholders' equity	1,893,729	2,258,985	$ 2,389,388	$ 2,305,167
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	9,020,538	7,739,481
Parent
ASSETS
Total current assets	189,203	155,368
Investment in subsidiaries	4,689,302	4,622,473
Other assets, net	7,082	4,069
TOTAL ASSETS	4,885,587	4,781,910
LIABILITIES AND STOCKHOLDERS' EQUITY
Total current liabilities	1,245,071	1,273,513
Long-term debt	1,746,787	1,249,412
Stockholders' equity	1,893,729	2,258,985
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	4,885,587	4,781,910
Guarantor Subsidiaries
ASSETS
Total current assets	3,938,831	2,970,417
Investment in subsidiaries	1,338,089	1,454,747
Intangible assets, net	637,986	639,834
Goodwill	2,436,533	2,436,533
Other assets, net	583,782	538,572
TOTAL ASSETS	8,935,221	8,040,103
LIABILITIES AND STOCKHOLDERS' EQUITY
Total current liabilities	3,707,638	2,970,916
Other liabilities	516,365	432,877
Stockholders' equity	4,711,218	4,636,310
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	8,935,221	8,040,103
Non-Guarantor Subsidiaries
ASSETS
Total current assets	1,064,981	986,293
Intangible assets, net	652,101	471,207
Goodwill	1,519,368	1,227,141
Other assets, net	259,197	202,838
TOTAL ASSETS	3,495,647	2,887,479
LIABILITIES AND STOCKHOLDERS' EQUITY
Total current liabilities	1,502,432	942,743
Other liabilities	116,969	138,955
Redeemable noncontrolling interests	560,073	364,871
Stockholders' equity	1,316,173	1,440,910
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	3,495,647	2,887,479
Eliminations
ASSETS
Total current assets	(2,268,526)	(1,892,791)
Investment in subsidiaries	(6,027,391)	(6,077,220)
TOTAL ASSETS	(8,295,917)	(7,970,011)
LIABILITIES AND STOCKHOLDERS' EQUITY
Total current liabilities	(2,268,526)	(1,892,791)
Stockholders' equity	(6,027,391)	(6,077,220)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ (8,295,917)	$ (7,970,011)